FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Current	$ 4,054	$ 3,605
Non-current	10,299	8,863
Total	$ 14,353	$ 12,468